                                [graphic] JANUS






















                                Lincoln National

                                Capital Appreciation Fund, Inc.

                                Semi-Annual Report

                                June 30, 2002



                                                   Capital Appreciation Fund

Lincoln National
Capital Appreciation Fund, Inc.

Index

     Commentary                                                        1

     Statement of Net Assets                                           2

     Statement of Operations                                           4

     Statements of Changes in Net Assets                               4

     Financial Highlights                                              5

     Notes to Financial Statements                                     6

Lincoln National
Capital Appreciation Fund, Inc.


Semi-Annual Portfolio Commentary
For the six months ended June 30, 2002

Managed by:      [graphic] JANUS



The Lincoln National Capital Appreciation Fund lost -15.9%(1) for the six months ended June 30, 2002, versus its style-specific index, the Russell 1000 Growth Index*, return of -20.8% and a broader market index, the S&P 500 Index**, return of -13.2%.

Frustration with a lack of corporate integrity permeated the market during the first half of the year, dragging down the Russell 1000 Growth Index, and cutting our returns to negative territory. Working against us was industrial conglomerate Tyco International, which fell when its CEO resigned amid tax evasion charges. Meanwhile, the bankruptcy of Adelphia Communications and the WorldCom accounting debacle led to large losses in cable operator Comcast and AOL Time Warner.

Among the Fund's gainers was defense contractor Lockheed Martin, which is benefiting from the nation's ongoing defense efforts. Drugstore chain Walgreen also supported our results with a 17% increase in fiscal first-quarter earnings. In general, the market has become so focused on the short term that few long-term investors exist. By continuing to invest in the best businesses and best management teams, however, we believe the Fund will thrive.


Blaine Rollins



(1) After the deduction of fund expenses.

* The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies consist of the 1,000 largest U.S. companies based on total market capitalization.

** The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized unmanaged index of common stock prices.


                           Capital Appreciation Fund 1

Lincoln National
Capital Appreciation Fund, Inc.

Statement of Net Assets
June 30, 2002 (Unaudited)


Investments:                                         Number       Market
Common Stock - 99.62%                                of Shares    Value (US$)
--------------------------------------------------------------------------------
Aerospace & Defense - 3.35%
--------------------------------------------------------------------------------
  General Dynamics                                      167,280   $   17,790,228
  Honeywell International                                76,405        1,137,929
  Lockheed Martin                                       151,565       10,533,768
--------------------------------------------------------------------------------
                                                                      29,461,925
Banking & Finance - 7.79%
--------------------------------------------------------------------------------
  Bank of New York                                      646,325       21,813,469
  Goldman Sachs                                         102,005        7,482,067
  M & T Bank                                             47,510        4,074,458
  Northern Trust                                        242,435       10,681,686
  Paychex                                               246,555        7,714,706
  Schwab (Charles)                                    1,336,586       14,969,763
  SEI                                                    64,355        1,812,880
--------------------------------------------------------------------------------
                                                                      68,549,029
Buildings & Materials - 0.76%
--------------------------------------------------------------------------------
  Clayton Homes                                         281,610        4,449,438
+ NVR                                                     7,000        2,261,000
--------------------------------------------------------------------------------
                                                                       6,710,438
Business Services - 3.82%
--------------------------------------------------------------------------------
+ Aramark - Class B                                     132,940        3,316,853
+ Cendant                                               747,785       11,874,825
+ Clear Channel Communications                          295,270        9,454,545
+ Concord EFS                                           113,505        3,421,041
+ First Health Group                                     94,640        2,653,706
+ Robert Half International                             124,285        2,895,841
--------------------------------------------------------------------------------
                                                                      33,616,811
Cable, Media & Publishing - 12.65%
--------------------------------------------------------------------------------
+ Comcast Special Class A                             1,745,670       41,616,773
+ Hispanic Broadcasting                                 115,690        3,019,509
+ Lamar Advertising                                     151,750        5,646,618
+ Univision Communications                              513,670       16,129,238
+ Viacom Class B                                      1,011,552       44,882,562
--------------------------------------------------------------------------------
                                                                     111,294,700
Chemicals - 1.50%
--------------------------------------------------------------------------------
  Ecolab                                                 59,090        2,731,731
  Praxair                                                37,850        2,156,315
  Sigma-Aldrich                                         165,625        8,306,093
--------------------------------------------------------------------------------
                                                                      13,194,139
Computers & Technology - 14.73%
--------------------------------------------------------------------------------
+ AOL Time Warner                                     2,580,602       37,960,654
+ Applied Materials                                     720,850       13,710,567
  Automatic Data Processing                              67,275        2,929,826
+ Barra                                                  79,210        2,945,028
+ Ceridian                                              243,745        4,626,280
+ Cisco Systems                                         777,917       10,851,942
+ Fiserv                                                191,547        7,031,690
+ International Game Technology                          37,850        2,146,095
  ITT Industries                                         47,985        3,387,741
+ KLA-Tencor                                            102,610        4,513,814
  Linear Technology                                   1,114,875       35,040,521
+ Mykrolis                                              192,333        2,271,453
+ Nvidia                                                127,075        2,183,149
--------------------------------------------------------------------------------
                                                                     129,598,760
Consumer Products - 5.99%
--------------------------------------------------------------------------------
  3M                                                     77,175        9,492,525
  Colgate-Palmolive                                     610,755       30,568,288
  Procter & Gamble                                      141,250       12,613,625
--------------------------------------------------------------------------------
                                                                      52,674,438
Consumer Services - 0.49%
--------------------------------------------------------------------------------
+ Apollo - Class A                                      109,395        4,312,351
--------------------------------------------------------------------------------
                                                                       4,312,351

Electronics & Electrical                               Number      Market
Equipment - 5.20%                                      of Shares   Value (US$)
--------------------------------------------------------------------------------
+ Integrated Device Technology                            80,740   $   1,464,624
+ Maxim Integrated Products                              969,870      37,175,116
+ National Semiconductor                                 110,880       3,234,370
+ Novellus Systems                                       114,945       3,908,130
--------------------------------------------------------------------------------
                                                                      45,782,240
Food, Beverage & Tobacco - 3.35%
--------------------------------------------------------------------------------
  Coca-Cola                                              276,805      15,501,081
  JM Smucker                                               2,855          97,441
+ Safeway                                                171,010       4,991,782
  Sysco                                                  259,070       7,051,885
+ Whole Foods Market                                      37,955       1,830,190
--------------------------------------------------------------------------------
                                                                      29,472,379
Healthcare & Pharmaceuticals - 10.21%
--------------------------------------------------------------------------------
+ Alcon                                                  166,875       5,683,763
+ Apogent Technologies                                   275,605       5,669,195
+ Apria Healthcare Group                                 169,670       3,800,608
  Becton Dickinson                                        37,830       1,163,893
  Cardinal Health                                         75,995       4,666,853
+ Forest Laboratories                                     50,385       3,567,258
+ Genentech                                              113,900       3,815,650
  Hillenbrand Industries                                  78,065       4,383,350
+ Laboratory Corporation of America
  Holdings                                                96,780       4,418,007
  Millipore                                              103,185       3,299,856
+ St Jude Medical                                         45,660       3,376,100
  Stryker                                                 92,495       4,949,408
  Synthes-Stratec (Switzerland)                            4,038       2,469,061
+ Tenet Healthcare                                       456,840      32,686,902
  UnitedHealth Group                                      63,805       5,841,348
--------------------------------------------------------------------------------
                                                                      89,791,252
Industrial Machinery - 3.05%
--------------------------------------------------------------------------------
+ Dionex                                                 448,205      12,007,411
  Grainger (W.W.)                                         56,765       2,843,927
  Kennametal                                             132,875       4,849,938
  Stanley Works                                          173,595       7,119,131
--------------------------------------------------------------------------------
                                                                      26,820,407
Insurance - 10.85%
--------------------------------------------------------------------------------
  AFLAC                                                  427,330      13,674,560
  Arthur J. Gallagher                                     70,500       2,442,825
  Berkley                                                 66,235       3,642,925
+ Berkshire Hathaway - Class A                                14         935,200
+ Berkshire Hathaway - Class B                             3,940       8,798,020
  Everest Re                                              72,140       4,036,233
  MGIC Investment                                        301,405      20,435,258
  PartnerRe                                               96,325       4,715,109
  PMI                                                    115,830       4,424,706
  RenaissanceRe Holdings                                 139,395       5,101,857
  Stancorp Financial Group                               200,000      11,100,000
  XL Capital Limited                                     190,615      16,145,091
--------------------------------------------------------------------------------
                                                                      95,451,784
Leisure, Lodging & Entertainment - 2.30%
--------------------------------------------------------------------------------
  Harley-Davidson                                        104,490       5,357,202
+ Six Flags                                              182,450       2,636,403
  Starwood Hotels & Resorts
   Worldwide                                              75,570       2,485,497
  Tyco International                                     681,935       9,212,942
  Winnebago Industries                                    13,345         587,180
--------------------------------------------------------------------------------
                                                                      20,279,224
Metals & Mining - 0.82%
--------------------------------------------------------------------------------
  Illinois Tool Works                                     65,095       4,486,347
  Precision Castparts                                     83,325       2,749,725
--------------------------------------------------------------------------------
                                                                       7,236,072
Packaging & Containers - 0.87%
--------------------------------------------------------------------------------
  Ball                                                    58,815       2,439,646
  Bemis                                                   77,725       3,691,938
+ Sealed Air                                              37,845       1,524,018
--------------------------------------------------------------------------------
                                                                       7,655,602



                          Capital Appreciation Fund  2


                                                     Number      Market
Retail - 7.29%                                       of Shares   Value (US$)
--------------------------------------------------------------------------------
+ Amazon.com                                           361,680   $     5,877,300
+ Barnes & Noble                                        75,815         2,003,790
+ Best Buy                                              93,282         3,386,137
+ Costco Wholesale                                     131,425         5,075,634
+ eBay                                                 100,305         6,180,794
  Home Depot                                           443,570        16,292,326
  Walgreen                                             654,490        25,282,948
--------------------------------------------------------------------------------
                                                                      64,098,929
Textiles, Apparel & Furniture - 0.09%
--------------------------------------------------------------------------------
+ Mohawk Industries                                     13,030           801,736
--------------------------------------------------------------------------------
                                                                         801,736
Transportation & Shipping - 4.51%
--------------------------------------------------------------------------------
  Bombardier - B (Canada)                              157,450         1,304,405
  Canadian National Railway                             86,340         4,472,412
  Canadian National Railway
   (Canada)                                             46,493         2,446,775
  Expeditors International                             129,500         4,294,220
+ Ryanair Holdings ADR                                 192,555         6,714,585
  Southwest Airlines                                   294,185         4,754,030
  United Parcel Service Class B                        254,575        15,720,007
--------------------------------------------------------------------------------
                                                                      39,706,434
Total Common Stock
 (Cost $866,152,022)                                                 876,508,650
--------------------------------------------------------------------------------


                                                     Principal
Commercial Paper - 0.43%                             Amount
--------------------------------------------------------------------------------
Citigroup 1.85% 7/1/02                               $3,800,000   $    3,800,000
--------------------------------------------------------------------------------
Total Commercial Paper
 (Cost $3,800,000)                                                     3,800,000
--------------------------------------------------------------------------------
Total Market Value of Securities - 100.05%
 (Cost $869,952,022)                                                 880,308,650
--------------------------------------------------------------------------------
Liabilities Net of Receivables and
 Other Assets - (0.05%)                                                 (476,265)
--------------------------------------------------------------------------------
Net Assets - 100.00%
--------------------------------------------------------------------------------
(Equivalent to $14.604 per share based on
 60,246,369 shares issued and outstanding)                        $  879,832,385
--------------------------------------------------------------------------------
Components of Net Assets at June 30, 2002:
Common Stock, par value $0.01 per
  share, 100,000,000 authorized shares                            $      602,464
Paid in capital in excess of par value
 of shares issued                                                  1,251,471,045
Accumulated net investment loss*                                      (1,290,037)
Accumulated net realized loss on
 investments                                                        (381,307,812)
Net unrealized appreciation of
 investments and foreign currencies                                   10,356,725
--------------------------------------------------------------------------------
Total Net Assets                                                  $  879,832,385
--------------------------------------------------------------------------------

  ADR - American Depository Receipt
+ Non-income producing security for the period ended June 30, 2002
* Undistributed net investment income includes net realized gain on foreign currencies. Net realized gains on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

See accompanying notes to financial statements.


                           Capital Appreciation Fund 3

Lincoln National Capital Appreciation Fund, Inc.

Statement of Operations

Period ended June 30, 2002 (Unaudited)

Investment income:
 Dividends                                                         $   2,775,421
--------------------------------------------------------------------------------
 Interest                                                                 43,059
--------------------------------------------------------------------------------
 Less: Foreign taxes withheld                                             (4,205)
--------------------------------------------------------------------------------
   Total investment income                                             2,814,275
--------------------------------------------------------------------------------
Expenses:
 Management fees                                                       3,772,684
--------------------------------------------------------------------------------
 Accounting fees                                                         203,209
--------------------------------------------------------------------------------
 Printing and postage                                                     54,611
--------------------------------------------------------------------------------
 Custodial fees                                                           31,588
--------------------------------------------------------------------------------
 Professional fees                                                        15,681
--------------------------------------------------------------------------------
 Directors fees                                                            4,200
--------------------------------------------------------------------------------
 Other                                                                    29,939
--------------------------------------------------------------------------------
                                                                       4,111,912
--------------------------------------------------------------------------------
Less expenses paid indirectly                                            (12,420)
--------------------------------------------------------------------------------
 Total expenses                                                        4,099,492
--------------------------------------------------------------------------------
Net investment loss                                                   (1,285,217)
--------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency transactions:
 Net realized gain (loss) on:
--------------------------------------------------------------------------------
   Investments                                                       (42,639,919)
--------------------------------------------------------------------------------
   Foreign currency transactions                                          25,736
--------------------------------------------------------------------------------
   Net realized loss on investments
   and foreign currency transactions                                 (42,614,183)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation of:
--------------------------------------------------------------------------------
   Investments                                                      (126,199,444)
--------------------------------------------------------------------------------
   Foreign currency                                                        3,711
--------------------------------------------------------------------------------
   Net change in unrealized appreciation/depreciation
   of investments and foreign currency                              (126,195,733)
--------------------------------------------------------------------------------
Net realized and unrealized loss on investments and foreign
 currency                                                           (168,809,916)
--------------------------------------------------------------------------------
Net decrease in net assets resulting from operations               $(170,095,133)
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                 Period ended
                                                 6/30/02          Year ended
                                                 (Unaudited)      12/31/01
                                                 -------------------------------
Changes from operations:
 Net investment loss                             $   (1,285,217)  $   (2,272,972)
--------------------------------------------------------------------------------
 Net realized gain (loss) on investments and
  foreign currency transactions                     (42,614,183)    (325,881,024)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation/
  depreciation of investments and
  foreign currency                                 (126,195,733)     (95,958,907)
--------------------------------------------------------------------------------
Net decrease in net assets
 resulting from operations                         (170,095,133)    (424,112,903)
--------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
 Net realized gain on investments                            --     (121,242,265)
--------------------------------------------------------------------------------
 Total dividends and distributions to shareholders           --     (121,242,265)
--------------------------------------------------------------------------------
Net decrease in net assets
 resulting from capital share transactions          (75,720,733)     (18,677,780)
--------------------------------------------------------------------------------
 Total decrease in net assets                      (245,815,866)    (564,032,948)
--------------------------------------------------------------------------------
Net Assets, beginning of period                   1,125,648,251    1,689,681,199
--------------------------------------------------------------------------------
Net Assets, end of period                        $  879,832,385   $1,125,648,251
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

                          Capital Appreciation Fund  4

Lincoln National Capital Appreciation Fund, Inc.

Financial Highlights

(Selected data for each capital share outstanding throughout each period)

                                                        Period
                                                        ended
                                                        6/30/02(1)      Year ended December 31,
                                                        (Unaudited)    2001         2000          1999          1998       1997
                                                         --------------------------------------------------------------------------
Net asset value, beginning of period                      $ 17.358     $   25.345   $   31.466    $   21.772    $ 17.530   $ 14.504

Income (loss) from investment operations:
 Net investment income (loss)(2)                            (0.020)        (0.035)      (0.047)        0.007      (0.003)     0.050
 Net realized and unrealized gain (loss)
  on investments and foreign currency                       (2.734)        (6.035)      (4.694)        9.839       6.127      3.510
                                                         --------------------------------------------------------------------------
 Total from investment operations                           (2.754)        (6.070)      (4.741)        9.846       6.124      3.560
                                                         --------------------------------------------------------------------------

Less dividends and distributions from:
 Net investment income                                          --             --           --            --      (0.050)        --
 Net realized gain on investment
  transactions                                                  --         (1.917)      (1.380)       (0.152)     (1.832)    (0.534)
                                                         --------------------------------------------------------------------------
 Total dividends and distributions                              --         (1.917)      (1.380)       (0.152)     (1.882)    (0.534)
                                                         --------------------------------------------------------------------------
 Net asset value, end of period                           $ 14.604     $   17.358   $   25.345    $   31.466    $ 21.772   $ 17.530
                                                         --------------------------------------------------------------------------

 Total Return(3)                                            (15.92%)       (25.88%)     (15.85%)       45.45%      37.95%     25.28%

Ratios and supplemental data:
 Ratio of expenses to average net assets                      0.79%          0.78%        0.76%         0.78%       0.83%      0.89%
 Ratio of net investment income (loss)
  to average net assets                                      (0.25%)        (0.18%)      (0.15%)        0.03%      (0.01%)     0.35%
 Portfolio Turnover                                             38%            48%          62%           60%         78%       137%
 Net assets, end of period
  (000 omitted)                                           $879,832     $1,125,648   $1,689,681    $1,913,076    $770,736   $451,036

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Per share information was based on the average shares outstanding method for the period ended June 30, 2002 and the years ended December 31, 2001, 2000, 1999 and 1998.

(3) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

See accompanying notes to financial statements.


                          Capital Appreciation Fund  5

Lincoln National Capital Appreciation Fund, Inc.

Notes to Financial Statements

June 30, 2002 (Unaudited)

The Fund: Lincoln National Capital Appreciation Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and The Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products.

The Fund's investment objective is to maximize long-term growth of capital in a manner consistent with preservation of capital. The Fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy money market securities and bonds, including high-risk bonds.

1. Significant Accounting Policies

Security Valuation: All equity securities are valued at the last quoted sales price as of the close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before each Fund is valued. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates. Realized gains or losses from investment transactions are reported on an identified cost basis.

Foreign Currency Transactions: The books and records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in a foreign currency are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Income and expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities that result from fluctuations in foreign currency exchange rates in the statement of operations. The Fund does isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

Reported net realized gains and losses on foreign currency transactions arise from sales and maturities of forward foreign currency contracts, currency gains and losses between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation or depreciation on translation of assets and liabilities in foreign currencies arise from changes in the value of other assets and liabilities at the end of the period resulting from changes in the exchange rates.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal period.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the period ended June 30, 2002, the custodial fees offset agreement amounted to $12,420.


                          Capital Appreciation Fund  6

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Management Fees and Other Transactions With Affiliates

Delaware Lincoln Investment Advisers (DLIA) (the "Advisor") is responsible for the overall management of the Fund's investment portfolio, including monitoring of the Funds sub-advisor, and provides certain administrative services to the Fund. DLIA is a series of Delaware Management Business Trust
(DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For these services, the Advisor receives a management fee at an annual rate of 0.75% of the first $500 million of the average daily net assets of the Fund and 0.70% of the average daily net assets of the Fund in excess of $500 million.

Janus Capital Corporation (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's securities investments. For its services, the Sub-Advisor is paid directly by the Advisor, not the Fund.

Delaware Service Company, Inc. (Delaware), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the period ended June 30, 2002.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2002, the cost of investments was $869,952,022. The aggregate cost of investments purchased, and the aggregate proceeds from investments sold other than U.S. government securities and short term investment for the period ended June 30, 2002 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at June 30, 2002 are as follows:

     Aggregate      Aggregate       Gross          Gross            Net
     Cost of        Proceeds        Unrealized     Unrealized       Unrealized
     Purchases      from Sales      Appreciation   Depreciation     Appreciation
    ----------------------------------------------------------------------------
    $192,889,011   $257,236,206    $117,105,062   $(106,748,434)   $10,356,628

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the period ended June 30, 2002 and the year ended December 31, 2001 were as follows:

                                               Period ended   Year ended
                                               6/30/02        12/31/01
                                               ---------------------------
            Ordinary income                        $--        $         --
            Long-term capital gain                  --         121,242,265
                                                   ----       ------------
            Total                                  $--        $121,242,265
                                                   ====       ============

For federal income tax purposes, the Fund had accumulated capital losses of $305,196,180 which may be carried forward and applied against future capital gains. Such capital loss carry forwards expires in 2009.


                          Capital Appreciation Fund  7

5. Supplemental Financial Instruments Information

Forward Foreign Currency Contacts: The Fund may enter into foreign currency contracts to hedge risks of fluctuations in specific transactions or portfolio positions. Forward foreign currency contracts obligate the Fund to take or deliver a foreign currency at a future date at a specified price. The realized and unrealized gain or loss on the contracts is reflected in the accompanying financial statements. The Fund is subject to the credit risks that the counterparties to these contracts will fail to perform; although the risk is minimized by purchasing such agreements from financial institutions with long standing, superior performance records. In addition, the Fund is subject to the market risks associated with unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts that were open at June 30, 2002 were as follows:


           Contracts to    Foreign                             Settlement     Unrealized
           Deliver         Currency           U.S. Proceeds    Dates          Loss
           -----------------------------------------------------------------------------
           (225,377)       Canadian Dollars   $(148,337)       July 2, 2002     $  (158)
           (318,020)       Canadian Dollars    (210,282)       July 3, 2002      (1,119)
           (606,983)       Canadian Dollars    (400,089)       July 5, 2002        (358)
                                                                              ----------
                                                                                $(1,635)
                                                                              ==========

6. Market Risks

The Fund invests in foreign securities. As a result, there may be additional risks, such as the investments being subject to restrictions as to repatriation of cash back to the United States and to political or economic uncertainties. At June 30, 2002 the Fund did not have investments in excess of 5% of assets in any individual foreign country.

7. Summary of Changes From Capital Share Transactions


                                               Shares Issued Upon
                                               Reinvestment of                                            Net Decrease
                    Capital Shares             Dividends &                 Capital Shares                 Resulting from Capital
                    Sold                       Distributions               Redeemed                       Share Transactions
                     --------------------------------------------------------------------------------------------------------------
                    Shares       Amount        Shares       Amount         Shares        Amount           Shares       Amount
                     --------------------------------------------------------------------------------------------------------------
Period ended
June 30, 2002:        680,541    $11,460,376          --    $         --   (5,283,989)   $ (87,181,109)   (4,603,448)  $(75,720,733)

Year ended
December 31, 2001:  1,744,791     36,604,423   5,198,176     121,242,265   (8,760,004)    (176,524,468)   (1,817,037)   (18,677,780)

8. Distributions to Shareholders

The Fund declares and distributes a dividend from net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

9. Line of Credit

The Fund, along with certain other Lincoln Life Multi-Fund Variable Annuity Funds (the "Participants"), participates in a $125,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the Agreement. The Fund may borrow up to 25% of its total assets. The Fund had no amount outstanding at June 30, 2002, or at any time during the period.

Proxy Results (unaudited)

On March 18, 2002, at a special meeting, the shareholders of the Lincoln National Capital Appreciation Fund, Inc. had a proxy vote on two proposals. They are as follows:

Proposal 1

The election of Mr. John B. Borsch, Jr., Mr. Kelly D. Clevenger, Ms. Nancy L. Frisby, Ms. Barbara S. Kowalczyk, and Mr. Kenneth G. Stella as the Board of Directors of the Lincoln National Capital Appreciation Fund, Inc.

                         For                Withheld
                         ---                --------
                         60,086,111        2,438,524

Proposal 2

The approval of a new Investment Sub-Advisory Agreement between Delaware Lincoln Investment Advisers and Janus Capital Corporation.

                     For              Against     Abstained
                     ---              -------     ---------
                     57,810,682      2,269,818    2,444,135



                          Capital Appreciation Fund  8